Property and Equipment	9 Months Ended
Sep. 30, 2011
Property and Equipment [Abstract]
Property and Equipment

NOTE 4. Property and Equipment

Property and equipment is stated at cost and is depreciated over the estimated useful lives of the assets, principally using the straight-line method. A summary of Property and equipment, net is provided below:

	September 30	December 31
	2011	2010
	(Dollars in Millions)
Land	$199	$207
Buildings and improvements	320	312
Machinery, equipment and other	1,038	935
Construction in progress	114	93

Total property and equipment	$1,671	$1,547
Accumulated depreciation	(229)	(55)

	$1,442	$1,492
Product tooling, net of amortization	86	84

Property and equipment, net	$1,528	$1,576

Property and equipment is depreciated principally using the straight-line method of depreciation over an estimated useful life. Generally, buildings and improvements are depreciated over a 40-year estimated useful life and machinery, equipment and other assets are depreciated over estimated useful lives ranging from 3 to 15 years. Product tooling is amortized using the straight-line method over the estimated life of the tool, generally not exceeding six years.

Depreciation and amortization expenses are summarized as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010
		(Dollars in Millions)
Depreciation	$69	$62	$200	$191
Amortization	5	5	14	16

	$74	$67	$214	$207